Third Party Administration (Details) - TPA - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount of transaction		$ 48,300	$ 89,240
Reinsurance transactions	$ 90,796